Other Payables and Accrued Expenses (Details) - Schedule of Components of Other Payables and Accrued Expenses ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Components of Other Payables and Accrued Expenses [Abstract]
Business and other tax payables	¥ 84,874		¥ 493
Refundable deposits from employees and agents	17,762
Professional fees	8,539
Accrued expenses to third parties	26,082		1,600
Contributions from members of eHuzhu mutual aid program (Note 2(c))	36,460
Others	6,792		673
Total	¥ 180,509	$ 24,839	¥ 2,766